Fees Summary	Oct. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,611,000.00
Previously Paid Amount	0.00
Total Fee Amount	140.16
Total Offset Amount	0.00
Net Fee	140.16
Narrative - Max Aggregate Offering Price	$ 1,611,000.00
Final Prospectus	true